UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.         SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

SEPTEMBER 30, 2009

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited)	September 30, 2009

Face Amount	Security	Value
MUNICIPAL BONDS — 100.0%
Arizona — 1.8%
$2,855,000	Glendale, AZ, Transportation Excise Tax Revenue, NATL, 5.000% due 7/1/28	$3,041,289
1,000,000	Phoenix, AZ, Civic Improvement Corp., Water System Revenue, 5.000% due 7/1/29	1,111,490
	Total Arizona	4,152,779
California — 10.7%
5,000,000	California Health Facilities Finance Authority Revenue, Catholic Healthcare West, 5.625% due 7/1/32	5,111,300
2,000,000	California Housing Finance Agency Revenue, Home Mortgage, 4.800% due 8/1/37 (a)	1,632,160
35,000	California State, GO, Unrefunded Balance, 5.125% due 6/1/24	35,578
1,500,000	California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA Mortgage Insurance, 5.000% due 11/15/28	1,531,485
5,000,000	Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, FSA, 5.000% due 7/1/35	5,243,350
3,000,000	M-S-R Energy Authority, CA, 6.500% due 11/1/39	3,424,020
2,000,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/26	2,054,560
2,500,000	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA, 5.000% due 9/1/30	2,679,050
2,620,000	University of California Revenues, AMBAC, 5.000% due 5/15/36	2,720,582
	Total California	24,432,085
Colorado — 5.9%
	Colorado Health Facilities Authority Revenue:
2,850,000	Poudre Valley Health Care, 5.000% due 3/1/25	2,861,913
5,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35 (b)	5,121,850
495,000	Colorado Springs, CO, Hospital Revenue, 6.375% due 12/15/30 (c)	532,823
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
500,000	5.750% due 11/15/18	519,355
4,000,000	6.500% due 11/15/38	4,464,040
	Total Colorado	13,499,981
Connecticut — 0.5%
1,000,000	Connecticut State HFA, Housing Mortgage Finance Program, 6.000% due 11/15/38	1,060,090
District of Columbia — 2.1%
4,600,000	District of Columbia, Hospital Revenue, Childrens Hospital Obligation Group, FSA, 5.250% due 7/15/45	4,683,812
Florida — 4.2%
2,000,000	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, AMBAC, 5.000% due 7/1/21	2,169,340
4,950,000	Florida State Department of Transportation, Turnpike Revenue, FSA, 4.500% due 7/1/34	4,979,551
2,000,000	Miami-Dade County, FL, Aviation Revenue, Miami International Airport, FSA, 5.000% due 10/1/41	2,030,380
500,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (d)	454,980
	Total Florida	9,634,251
Hawaii — 0.9%
2,000,000	Hawaii State Airport System Revenue, FGIC, 6.000% due 7/1/19 (a)	2,025,760
Illinois — 12.7%
	Chicago, IL, Midway Airport Revenue, NATL:
2,000,000	5.500% due 1/1/29	2,000,020

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Illinois — 12.7% (continued)
$3,750,000	5.625% due 1/1/29 (a)	$3,652,950
5,000,000	Chicago, IL, Park District, GO, Refunding, FGIC, 5.000% due 1/1/29	5,335,950
1,000,000	Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC, 5.250% due 12/1/18	1,124,360
1,500,000	Cook County, IL, Community College District No. 524 Moraine Valley, GO, NATL, 5.000% due 12/1/25	1,624,050
2,000,000	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	2,233,520
	Illinois Health Facilities Authority Revenue:
	Refunding:
1,475,000	Lutheran General Health System, 7.000% due 4/1/14	1,667,266
1,850,000	SSM Health Care, NATL, 6.550% due 6/1/13 (e)	2,198,522
2,000,000	Servantoor Project, FSA, 6.000% due 8/15/12 (e)	2,162,980
605,000	South Suburban Hospital Project, 7.000% due 2/15/18 (e)	735,650
4,145,000	Illinois Municipal Electric Agency Power Supply, FGIC, 5.250% due 2/1/28	4,443,647
1,500,000	Illinois State, GO, First Series, FSA, 5.500% due 5/1/16	1,754,295
	Total Illinois	28,933,210
Indiana — 1.8%
	Indiana Bond Bank Revenue:
715,000	5.000% due 8/1/23 (c)	749,399
1,285,000	Unrefunded Balance, 5.000% due 8/1/23	1,319,579
2,390,000	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC, 5.000% due 5/1/35	1,951,076
	Total Indiana	4,020,054
Iowa — 0.5%
1,000,000	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16 (c)	1,032,310
Kansas — 0.7%
1,430,000	Kansas State Development Finance Authority, Health Facilities Revenue, Sisters of Charity, 6.250% due 12/1/28	1,468,310
Maryland — 5.5%
	Maryland State Health & Higher EFA Revenue:
3,000,000	Carroll County General Hospital, 6.000% due 7/1/37	3,073,320
2,500,000	Suburban Hospital, 5.500% due 7/1/16	2,679,200
	University of Maryland Medical Systems:
1,000,000	6.750% due 7/1/30 (c)	1,055,600
1,000,000	6.000% due 7/1/32 (c)	1,129,510
	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC:
2,500,000	5.500% due 4/1/15 (a)	2,615,175
2,000,000	5.500% due 4/1/16 (a)	2,073,700
	Total Maryland	12,626,505
Massachusetts — 2.3%
1,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, AGC, 6.125% due 1/1/22 (a)	1,064,850
	Massachusetts State HEFA Revenue, Partners Health:
2,405,000	5.750% due 7/1/32 (c)	2,640,931
95,000	Unrefunded Balance, 5.750% due 7/1/32	98,192
355,000	Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance, 5.750% due 8/1/29	359,171
1,000,000	Massachusetts State Water Resources Authority, NATL, 5.000% due 8/1/34	1,067,240
	Total Massachusetts	5,230,384
Michigan — 3.3%
	Michigan State, Hospital Finance Authority Revenue:
2,000,000	McLaren Health Care Corp., 5.750% due 5/15/38	2,033,800

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Michigan — 3.3% (continued)
$2,500,000	Refunding, Sparrow Hospital Obligated, 5.000% due 11/15/36	$2,426,600
3,000,000	Trinity Health, 5.375% due 12/1/30	3,043,620
	Total Michigan	7,504,020
Missouri — 1.7%
2,000,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.375% due 8/1/38	2,045,660
1,500,000	Missouri State Highways & Transit Commission, State Road Revenue, Second Lien, 5.250% due 5/1/20	1,744,710
	Total Missouri	3,790,370
New Jersey — 6.8%
	New Jersey EDA:
2,500,000	Motor Vehicle Surcharges Revenue, NATL, 5.250% due 7/1/16	2,724,725
5,150,000	PCR, Revenue, Public Service Electric and Gas Co. Project, NATL, 6.400% due 5/1/32 (a)	5,155,047
5,450,000	Water Facilities Revenue, New Jersey American Water Co. Inc. Project, FGIC, 6.875% due 11/1/34 (a)	5,453,215
2,000,000	New Jersey State, Turnpike Authority Revenue, 5.250% due 1/1/40	2,143,480
	Total New Jersey	15,476,467
New York — 12.2%
2,955,000	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35	3,027,013
500,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	430,265
	New York City, NY:
	GO:
1,980,000	6.000% due 5/15/30 (c)	2,068,605
20,000	Unrefunded Balance, 6.000% due 5/15/30	20,553
1,000,000	Municipal Water Finance Authority, Water & Sewer Systems Revenue, 5.125% due 6/15/31	1,018,750
4,115,000	TFA Revenue, Unrefunded Balance, Future Tax Secured, 5.500% due 11/15/17	4,622,791
3,365,000	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC, 5.500% due 5/15/30	3,789,461
2,000,000	New York State Dormitory Authority Revenues, Non-State Supported Debt, Columbia University, 5.000% due 7/1/38	2,166,100
4,700,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC, 5.000% due 4/1/26	5,147,957
5,000,000	New York State Urban Development Corp. Revenue, State Personal Income Tax, 5.000% due 3/15/26	5,473,950
	Total New York	27,765,445
North Carolina — 0.5%
1,200,000	North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group, 5.000% due 11/1/39	1,231,572
Ohio — 0.5%
1,000,000	Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp., 5.700% due 8/1/20	1,094,670
Oregon — 0.6%
1,250,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems, 5.250% due 10/1/18	1,360,675

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Pennsylvania — 1.5%
	Philadelphia, PA:
$2,685,000	Gas Works Revenue, 7th General Ordinance, AMBAC, 5.000% due 10/1/17	$2,825,775
500,000	School District, GO, FSA, 5.500% due 2/1/31 (c)	552,975
	Total Pennsylvania	3,378,750
Tennessee — 2.1%
4,700,000	Memphis-Shelby County, TN, Airport Authority Revenue, AMBAC, 6.000% due 3/1/24 (a)	4,766,693
Texas — 15.6%
5,000,000	Aledo, TX, GO, ISD, School Building, PSF, 5.000% due 2/15/30	5,290,800
	Austin, TX, Water & Wastewater System Revenue:
2,500,000	5.000% due 11/15/26	2,778,675
2,210,000	5.125% due 11/15/28	2,467,620
1,100,000	Beaumont, TX, ISD, GO, School Building, PSF, 5.000% due 2/15/33	1,166,605
4,750,000	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, 5.950% due 5/15/33 (a)	4,731,760
3,125,000	Cypress-Fairbanks, TX, ISD, GO, School House, PSF, 5.000% due 2/15/30	3,386,656
2,960,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, 5.250% due 12/1/18	3,090,003
3,000,000	Houston, TX, Utility System Revenue, Refunding, Combined First Lien, FSA, 5.250% due 5/15/20	3,308,970
1,000,000	Mesquite, TX, ISD No. 1, GO, Capital Appreciation, PSFG, zero coupon bond to yield 5.169% due 8/15/27	415,590
2,500,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/40	2,675,650
1,000,000	Spring, Tex, ISD, GO, SchoolHouse, PSF, 5.000% due 8/15/23	1,133,760
5,000,000	Texas State Turnpike Authority Revenue, First Tier, AMBAC, 5.500% due 8/15/39	5,025,850
	Total Texas	35,471,939
Virginia — 1.3%
2,915,000	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, Convention Center Expansion Project, 6.125% due 6/15/20 (c)	3,060,721
Washington — 4.3%
2,900,000	Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC, 5.450% due 7/1/37 (a)	2,906,293
2,000,000	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL, 5.000% due 3/1/30	2,068,760
4,650,000	Seattle, WA, GO, FSA, 5.750% due 12/1/28 (c)	4,735,467
	Total Washington	9,710,520
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $217,855,387)	227,411,373
SHORT-TERM INVESTMENT — 0.0%
Illinois — 0.0%
100,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 0.350%, 10/1/09 (f) (Cost - $100,000)	100,000
	TOTAL INVESTMENTS — 100.0% (Cost — $217,955,387#)	$227,511,373

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGC	-	Assured Guaranty Corporation - Insured Bonds
	AMBAC	-	American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	-	Community Development Authority
	EDA	-	Economic Development Authority
	EFA	-	Educational Facilities Authority
	FGIC	-	Financial Guaranty Insurance Company -Insured Bonds
	FSA	-	Financial Security Assurance - Insured Bonds
	GO	-	General Obligation
	HEFA	-	Health & Educational Facilities Authority
	HFA	-	Housing Finance Authority
	ISD	-	Independent School District
	LOC	-	Letter of Credit
	MWRA	-	Massachusetts Water Resources Authority
	NATL	-	National Public Finance Guarantee Corporation - Insured Bonds
	PCR	-	Pollution Control Revenue
	PSF	-	Permanent School Fund
	PSFG	-	Permanent School Fund Guaranty
	TFA	-	Transitional Finance Authority

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Summary of Investments by Industry *

Health care	20.2%
Transportation	14.5%
Water & sewer	10.3%
Industrial revenue	10.2%
Pre-refunded/escrowed to maturity	9.9%
Special tax obligation	9.2%
Power	8.6%
Local general obligation	8.1%
Education	3.8%
Leasing	2.2%
Housing	1.2%
Solid waste/resource recovery	1.0%
State general obligation	0.8%
Short-term investments	0.0%
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of September 30, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	32.6%
AA/Aa	27.3%
A	31.3%
BBB/Baa	4.1%
VMIG1	0.0%
NR	4.7%
100.0%

†As a percentage of total investments.

‡In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal Bonds†	—	$227,411,373	—	$227,411,373
Short-term investment†	—	$100,000	—	100,000
Total	—	$227,511,373	—	$227,511,373

† See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,769,053
Gross unrealized depreciation	(1,213,067)
Net unrealized appreciation	$9,555,986

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2009